Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship	12 Months Ended
Dec. 31, 2021
Mr. He Xiaowu [Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Chief Executive Officer and Chairman of the Board
Sixiang Times (Beijing) Technology Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Where the Company’s executive is one of the major shareholders
Beijing Junwei Technology Co., Ltd.[Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Controlling shareholder of SG and HX
Beijing WanPu Century Technology Co Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd
Lavacano Holdings Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Where Mr. He Xiaowu acted as director
ENMOLI INC [Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Where Mr. He Xiaowu acted as director
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Balances and Transactions (Details) - Schedule of name of related parties and relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO